Financial and capital risk management (Details 11) $ in Millions	12 Months Ended
	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Derivatives settlement cash outflow	$ 567	$ (83)	$ (197)
Fixed Price Sales Protection Nickel Forwards Bought [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	3,322	766
Average strike per ton	19,207
Fair value of liabilities	$ (8)	$ 7
Derivatives settlement cash outflow	(3)
Value at risk	3
Fixed Price Sales Protection Nickel Forwards Bought [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(8)
Hedge Program For Products Acquisition For Resale Nickel Forwards Sold [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument		384
Fair value of liabilities		$ (1)
Derivatives settlement cash outflow	2
Nickel Forwards [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(8)	$ 6
Derivatives settlement cash outflow	(1)
Value at risk	3
Nickel Forwards [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (8)
Embedded Call Options Sold [Member]
IfrsStatementLineItems [Line Items]
Nominal amount of hedging instrument	746,667	746,667
Average strike per ton	233
Fair value of liabilities	$ (2)	$ (5)
Value at risk	2
Embedded Call Options Sold [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	(2)
Call Options [Member]
IfrsStatementLineItems [Line Items]
Fair value of liabilities	(2)	$ (5)
Value at risk	2
Call Options [Member] | Not later than one year [member]
IfrsStatementLineItems [Line Items]
Value at risk	$ (2)